Exhibit 99

Ford Credit Auto Lease Trust 2012-A

Monthly Investor Report

Transaction Month	1	Payment Date	March 15, 2012
Collection Period	February, 2012

I. SUMMARY

	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
2012-A Reference Pool Balance	$1,364,977,744.42	$1,364,977,744.42	$1,346,678,695.07	0.9865939
Total Note Balance	1,175,250,000.00	1,175,250,000.00	1,156,950,950.65	0.9844297

Total Overcollateralization	$189,727,744.42	$189,727,744.42	$189,727,744.42

2012-A Exchange Note Balance	1,211,597,938.14	1,211,597,938.14	1,193,298,888.79	0.9848968
2012-A Exchange Note Overcollateralization	$153,379,806.28	$153,379,806.28	$153,379,806.28

Overcollateralization	Beginning of Period	End of Period
2012-A Reference Pool Balance as a % of Total Note Balance	116.14%	116.40%
2012-A Reference Pool Balance as a % of 2012-A Exchange Note Balance	112.66%	112.85%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.35765%	$181,530,000.00	$181,530,000.00	$163,230,950.65	0.8991955
Class A-2 Notes	0.63000%	426,000,000.00	426,000,000.00	426,000,000.00	1.0000000
Class A-3 Notes	0.85000%	427,000,000.00	427,000,000.00	427,000,000.00	1.0000000
Class A-4 Notes	1.03000%	86,120,000.00	86,120,000.00	86,120,000.00	1.0000000
Class B Notes	1.61000%	54,600,000.00	54,600,000.00	54,600,000.00	1.0000000

Total		$1,175,250,000.00	$1,175,250,000.00	$1,156,950,950.65	0.9844297

	Principal Payments		Interest Payments		Total Payments
	Actual	per $1000 Face	Actual	per $1000 Face	Actual	per $1000 Face
Class A-1 Notes	$18,299,049.35	$100.80	$18,034.50	$0.10	$18,317,083.85	$100.90
Class A-2 Notes	0.00	0.00	74,550.00	0.18	74,550.00	0.18
Class A-3 Notes	0.00	0.00	100,819.44	0.24	100,819.44	0.24
Class A-4 Notes	0.00	0.00	24,639.89	0.29	24,639.89	0.29
Class B Notes	0.00	0.00	24,418.33	0.45	24,418.33	0.45

Total	$18,299,049.35	$15.57	$242,462.16	$0.21	$18,541,511.51	$15.78

II. POOL INFORMATION

2012-A Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,583,131,088.77	$1,364,977,744.42	$870,032,136.29
Change	(22,792,654.52)	(18,299,049.35)	2,106,886.04

End of Period	$1,560,338,434.25	$1,346,678,695.07	$872,139,022.33
Residual Portion of Securitization Value as % of Securitization Value at end of period			64.76%

	At Cutoff Date	Terminations in Prior Periods	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	56,767	0	56,767	150	56,617

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity In Months				24.6	23.6

Ford Credit Auto Lease Trust 2012-A

Monthly Investor Report

Transaction Month	1	Payment Date	March 15, 2012
Collection Period	February, 2012

Delinquent Leases	Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent	254	$5,835,739.07	0.43%
61 - 90 Days Delinquent	1	21,930.08	0.00%
91 - 120 Days Delinquent	0	0.00	0.00%
Over 120 Days Delinquent	0	0.00	0.00%

Total Delinquent Leases	255	$5,857,669.15	0.43%

	Current Period	Cumulative
Prepayment Speed	0.25%	0.25%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments	$21,495,002.32
plus: Payoffs	3,328,806.79
plus: Other (including extension fees, excess charges, etc.)	48,030.95
minus: Payaheads	(644,138.40)
plus: Payahead Draws	599,632.19
plus: Advances	1,042,703.64
minus: Advance Reimbursement Amounts	(749,520.22)
plus: Administrative Removal Amounts	162,430.97
plus: Net Auction Proceeds	208,692.08
plus: Recoveries	0.00

Total Collections	$25,491,640.32

Reserve Account Balance Beginning of Period	13,649,777.44

Total Collections Plus Reserve	$39,141,417.76

Exchange Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$1,137,481.45	$1,137,481.45	$38,003,936.31	$0.00
2012-A Exchange Note Interest Payment	545,219.07	545,219.07	37,458,717.24	0.00
2012-A Exchange Note Principal Payment	18,299,049.35	18,299,049.35	19,159,667.89	0.00
Shortfall Payment (to cover Notes)	0.00	0.00	19,159,667.89	0.00
Reserve Account Deposit	34,124,443.61	19,159,667.89	0.00	(14,964,775.72)
Shared Amounts	0.00	0.00	0.00	0.00
Remaining Funds Released to Borrowers	0.00	0.00	0.00	0.00

Total	$54,106,193.48	$39,141,417.76	$0.00	$(14,964,775.72)

Ford Credit Auto Lease Trust 2012-A

Monthly Investor Report

Transaction Month	1	Payment Date	March 15, 2012
Collection Period	February, 2012

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2012-A Exchange Note Interest Payment	$545,219.07
2012-A Exchange Note Principal Payment	18,299,049.35
Shortfall Payment (to cover Notes)	0.00

Total	$18,844,268.42

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$18,844,268.42	$0.00
Administration Fee	9,793.75	9,793.75	18,834,474.67	0.00
Class A-1 Interest	18,034.50	18,034.50	18,816,440.17	0.00
Class A-2 Interest	74,550.00	74,550.00	18,741,890.17	0.00
Class A-3 Interest	100,819.44	100,819.44	18,641,070.73	0.00
Class A-4 Interest	24,639.89	24,639.89	18,616,430.84	0.00

Total Class A Interest	218,043.83	218,043.83		0.00
First Priority Principal Payment	0.00	0.00	18,616,430.84
Class B Interest	24,418.33	24,418.33	18,592,012.51	0.00
Second Priority Principal Payment	0.00	0.00	18,592,012.51
Regular Principal Payment	18,299,049.35	18,299,049.35	292,963.16	0.00
Reserve Account Deposit	14,964,775.72	292,963.16	0.00	(14,671,812.56)
Additional Trustee Fees and Expenses	0.00	0.00	0.00	0.00
Remaining Funds to Holder of Residual Interest	0.00	0.00	0.00	0.00

Total	$33,516,080.98	$18,844,268.42	$0.00	$(14,671,812.56)

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance	$2,356,403.25
plus: Additional Advances	1,042,703.64
minus: Advance Reimbursement Amounts	(749,520.22)

End of Period Advance Balance	$2,649,586.67

Payaheads
Beginning of Period Payahead Balance	$1,909,046.14
plus: Additional Payaheads	644,138.40
minus: Payahead Draws	(599,632.19)

End of Period Payahead Balance	$1,953,552.35

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance	$13,649,777.44
minus: Reserve Account Draw	0.00
plus: Reserve Deposit from Exchange Note Distributions	5,509,890.45

Reserve Balance after Deposit from Exchange Note	$19,159,667.89
plus: Reserve Deposit from Note Distributions	292,963.16

End of Period Reserve Account Balance	$19,452,631.05

Memo: Required Reserve Amount	$34,124,443.61
Reserve Shortfall	($14,671,812.56)

Ford Credit Auto Lease Trust 2012-A

Monthly Investor Report

Transaction Month	1	Payment Date	March 15, 2012
Collection Period	February, 2012

VII. LEASE TERMINATIONS

	Number of Leases		Securitization Value
	Current Period	Cumulative	Current Period	Cumulative
Retained Vehicles
Early Terminations	134	134	$2,964,457.74	$2,964,457.74
Standard Terminations	0	0	0.00	0.00

Total Retained	134	134	$2,964,457.74	$2,964,457.74

Returned Vehicles
Early Terminations	8	8	$170,714.60	$170,714.60
Standard Terminations	0	0	0.00	0.00

Total Returned	8	8	$170,714.60	$170,714.60

Charged Off Leases / Repossessed Vehicles	1	1	$17,577.66	$17,577.66
Removals by Servicer and Other	7	7	161,307.96	161,307.96

Total Terminations	150	150	$3,314,057.96	$3,314,057.96

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	0	0	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			5.33%	5.33%
Early Termination Rate (Early Terminations / Total Terminations)			94.67%	94.67%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS

	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$3,394,856.73
plus: Payahead draws			1,051.95
minus: Unreimbursed Advances			(7,046.14)
minus: Securitization Value of Retained Vehicles			(2,964,457.74)

Total	134	134	$424,404.80	$424,404.80
Gain (Loss) Per Retained Vehicle			$3,167.20	$3,167.20

Gain (Loss) on Returned Vehicles
Customer Payments			$26,465.47
plus: Net Auction Proceeds			$167,044.67
plus: Payahead Draws			0.00
minus: Unreimbursed Advances			0.00
minus: Securitization Value of Returned Vehicles			(170,714.60)

Total	8	8	$22,795.54	$22,795.54
Gain (Loss) Per Returned Vehicle			$2,849.44	$2,849.44

Credit Gain (Loss) Charged Off / Repossessed Vehicles	1	1	$(3,394.36)	$(3,394.36)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(3,394.36)	$(3,394.36)

Gain (Loss) on Removals by Servicer and Other	7	7

Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$0.00	$0.00

Total Gain (Loss)	150	150	$443,805.98	$443,805.98

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$167,044.67
plus: Excess Wear and Use and Excess Mileage Assessed			3,994.70
minus: Residual Portion of Securitization Value			(149,299.05)

Total	8	8	$21,740.32	$21,740.32
Residual Gain (Loss) Per Returned Vehicle			$2,717.54	$2,717.54

Ford Credit Auto Lease Trust 2012-A

Monthly Investor Report

Transaction Month	1	Payment Date	March 15, 2012
Collection Period	February, 2012

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto
Assistant Treasurer